CONSOLIDATED STATEMENTS OF CASH FLOWS - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Loss before income tax	₽ (2,797)	₽ (639)	₽ (902)
Adjusted for:
Depreciation and amortization	279	200	169
Goodwill impairment			256
Employee share-based payment expense	2,549	558	67
Finance income	(19)	(11)	(7)
Finance costs	61	72	38
Foreign currency exchange (gain) / loss, net	(53)	1	3
Allowance for expected credit losses	16
Working capital changes:
Increase in trade and other receivables	(238)	(61)	(14)
(Increase) / decrease in advances paid and prepaid expenses	(9)	(32)	139
(Increase) / decrease in other assets	(232)	(13)	2
Increase / (decrease) in trade and other payables	235	(4)	(61)
Increase in contract liabilities and deferred income	230	148	2
(Decrease) / Increase in other liabilities	(2,017)	98	(24)
Cash (used in) / generated from operating activities	(1,995)	317	(332)
Income tax paid	(26)	(28)
Interest received	16	11	6
Interest paid	(59)	(70)	(35)
Net cash (used in) / generated from operating activities	(2,064)	230	(361)
Cash flows from investing activities
Acquisition of a subsidiary, net of cash acquired	(1,651)
Purchase of property and equipment	(52)	(21)	(24)
Purchase of intangible assets	(89)	(90)	(104)
Loan issued to a related party	(25)
Loans issued to employees			(2)
Loans collected from employees		2
Net cash used in investing activities	(1,817)	(109)	(130)
Cash flows from financing activities
Proceeds from the issue of ordinary shares	6,520
Contribution from shareholders			118
Proceeds from borrowings		320	672
Repayment of borrowings	(728)	(71)	(197)
Payment of principal portion of lease liabilities	(38)	(67)	(53)
Other payments to shareholders			(1)
Net cash generated from financing activities	5,754	182	539
Net increase in cash and cash equivalents	1,873	303	48
Cash and cash equivalents at the beginning of the year	449	148	103
Effect of exchange rate changes on cash and cash equivalents	111	(2)	(3)
Effect of an allowance for expected credit losses	(14)
Cash and cash equivalents at the end of the year	₽ 2,419	₽ 449	₽ 148